UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	Chilton Strategic European Equities Fund
July 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.8%

	Shares	Value

BELGIUM — 5.0%
UCB	308,554	$26,504,802

DENMARK — 1.7%
ISS	239,372	8,947,503

FRANCE — 36.1%
Atos (A)	214,619	28,823,163
Danone	257,760	20,257,782
Dassault Systemes	90,096	13,464,146
Eiffage	200,153	22,403,056
Ipsen (A)	120,840	20,086,305
LVMH Moet Hennessy Louis Vuitton	33,463	11,693,933
Safran (A)	199,355	24,721,810
Teleperformance (A)	187,721	34,419,248
Valeo (A)	331,073	16,259,812

		192,129,255

GERMANY — 16.1%
Bayer	148,232	16,511,823
Fresenius & KGaA (A)	184,159	14,217,097
ProSiebenSat.1 Media (A)	480,356	12,997,776
Rheinmetall (A)	172,653	20,855,323
RWE (A)	798,708	20,958,170

		85,540,189

ITALY — 4.0%
Leonardo	1,784,227	21,385,354

LUXEMBOURG — 7.3%
B&M European Value Retail	2,474,295	13,402,919
Grand City Properties (A)	981,398	25,499,501

		38,902,420

NETHERLANDS — 3.2%
Akzo Nobel	183,490	16,971,935

THE ADVISORS’ INNER CIRCLE FUND III	Chilton Strategic European Equities Fund
July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SWEDEN — 1.0%
Evolution Gaming Group	68,400	$5,515,282

SWITZERLAND — 6.4%
Coca-Cola HBC	377,374	13,542,034
Credit Suisse Group (A)	1,289,068	20,791,209

		34,333,243

UNITED KINGDOM — 19.0%
Babcock International Group	2,062,275	19,342,963
Beazley	2,178,026	16,037,599
BTG *	1,722,512	12,005,222
Inchcape	2,389,773	22,129,270
London Stock Exchange Group	280,631	16,195,917
RSA Insurance Group	1,837,400	15,535,951

		101,246,922

Total Common Stock
(Cost $474,210,292)		531,476,905

PREFERRED STOCK — 3.7%

GERMANY — 3.7%
Volkswagen, 1.230%
(Cost $18,285,922)	110,628	19,691,520

Total Investments — 103.5%
(Cost $492,496,214)		$551,168,425

SECURITIES SOLD SHORT

COMMON STOCK — (37.3)%

	Shares	Value

AUSTRIA — (1.0)%
Lenzing	(43,968)	$(5,578,390)

BELGIUM — (4.3)%
Colruyt	(161,080)	(9,628,861)

THE ADVISORS’ INNER CIRCLE FUND III	Chilton Strategic European Equities Fund
July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

BELGIUM (continued)
Proximus SADP	(244,547)	$(5,985,136)
Solvay	(51,218)	(7,022,277)

		(22,636,274)

DENMARK — (1.9)%
Carlsberg, Cl B	(85,476)	(10,303,986)

FRANCE — (4.7)%
Cie Plastic Omnium	(183,283)	(7,687,693)
JCDecaux	(154,768)	(5,056,500)
Klepierre	(142,062)	(5,360,673)
Sodexo	(62,500)	(6,919,596)

		(25,024,462)

GERMANY — (2.6)%
adidas	(30,730)	(6,796,908)
Hapag-Lloyd	(178,538)	(7,240,228)

		(14,037,136)

IRELAND — (1.3)%
Kerry Group, Cl A	(63,023)	(6,684,191)

ITALY — (1.4)%
Telecom Italia *	(9,336,477)	(7,199,037)

NORWAY — (2.1)%
Schibsted, Cl A	(129,818)	(4,488,200)
Yara International	(154,854)	(6,832,701)

		(11,320,901)

SPAIN — (3.8)%
CaixaBank	(1,937,039)	(8,962,865)
Gestamp Automocion	(589,104)	(4,436,294)
Grifols	(238,400)	(6,927,477)

		(20,326,636)

SWEDEN — (3.5)%
Axfood	(503,559)	(10,202,382)
Hennes & Mauritz, Cl B	(538,634)	(8,380,024)

		(18,582,406)

THE ADVISORS’ INNER CIRCLE FUND III	Chilton Strategic European Equities Fund
July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SWITZERLAND — (6.3)%
ABB *	(470,825)	$(10,798,804)
Kuehne + Nagel International	(66,145)	(10,578,257)
LafargeHolcim	(238,546)	(12,200,141)

		(33,577,202)

UNITED KINGDOM — (4.4)%
Hammerson	(1,147,182)	(7,856,875)
Pearson	(738,399)	(8,961,040)
Pennon Group	(663,750)	(6,546,198)

		(23,364,113)

Total Common Stock
(Proceeds $202,974,383)		(198,634,734)

Securities Sold Short — (37.3)%
(Proceeds $202,974,383)		$(198,634,734)

Percentages are based on Net Assets of $532,287,648.

*	Non-income producing security.
(A)	All or a portion of the shares have been committed as collateral for open short positions. The aggregate market value of the collateral at July 31, 2018 was $239,629,414.

Cl — Class

EONIA – Euro Overnight Index Average

EUR — Euro

OTC — Over-the-Counter

PLC — Public Limited Company

USD — United States Dollar

A list of the open forward foreign currency contracts held by the Fund at July 31, 2018, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Morgan Stanley	08/03/18	USD	55,760,393	EUR	47,729,921	$65,606
Morgan Stanley	08/03/18 - 09/06/18	USD	94,365,276	EUR	80,524,158	(182,072)
Morgan Stanley	08/03/18 - 09/06/18	EUR	252,706,146	USD	296,373,727	23,071
Morgan Stanley	08/03/18	EUR	589,755,470	USD	687,483,049	(2,308,336)

						$(2,401,731)

THE ADVISORS’ INNER CIRCLE FUND III	Chilton Strategic European Equities Fund
July 31, 2018 (Unaudited)

A list of open OTC swap agreements held by the Fund at July 31, 2018 is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Unrealized Appreciation
Morgan Stanley	Amadeus IT Group	EONIA + 0.50%	Asset Return	Monthly	12/03/18	EUR	10,538,985	$8,668,664	$8,668,664
Morgan Stanley	Banco BPM	EONIA + 0.60%	Asset Return	Monthly	12/05/18	EUR	12,058,217	59,994	59,994
Morgan Stanley	MSCI Pan-Euro Custom Basket*	EONIA + 0.45%	Asset Return	Monthly	12/15/18	EUR	(127,093,304)	3,678,250	3,678,250

								$12,406,908	$12,406,908

*The following table represents the individual common stock exposures comprising the Custom Basket Total Return Swaps as of July 31, 2018.

MSCI Pan - Euro Custom Basket of Securities
		Notional	Percentage
Shares	Description	Amount†	of Basket

(1,864,435,800)	Novo Nordisk A/S	(8,418,581)	6.62%

(3,037,463,939)	Nordea Bank AB	(4,019,312)	3.16%

(3,112,160,000)	Nestle SA	(3,553,625)	2.80%

(1,554,485,250)	Volvo AB	(3,390,520)	2.67%

(3,072,395,752)	Telefonaktiebolaget LM Ericsson	(2,994,377)	2.36%

(905,604,578)	Sw edbank AB	(2,667,813)	2.10%

(2,224,318,097)	Novartis AG	(2,619,782)	2.06%

(1,128,947,331)	Sandvik AB	(2,569,394)	2.02%

(1,002,297,847)	Assa Abloy AB	(2,472,605)	1.95%

(455,484,000)	Investor AB	(2,470,935)	1.94%

(702,562,700)	Roche Holding AG	(2,416,111)	1.90%

(671,515,200)	Atlas Copco AB	(2,392,477)	1.88%

(1,527,137,446)	Svenska Handelsbanken AB	(2,347,707)	1.85%

(977,279,318)	DNB ASA	(2,275,373)	1.79%

(20,050,132,480)	HSBC Holdings PLC	(2,071,719)	1.63%

(1,519,013,506)	SEB A	(2,022,065)	1.59%

(749,462,178)	Danske Bank A/S	(1,977,340)	1.56%

(605,860,624)	Essity AB	(1,885,099)	1.48%

(949,436,799)	Hennes & Mauritz AB	(1,837,758)	1.45%

(750,729,015)	Telenor ASA	(1,694,259)	1.33%

(2,598,050,869)	Telia Co AB	(1,554,978)	1.22%

(982,803,386)	SAP SE	(1,388,516)	1.09%

(2,300,014,722)	British American Tobacco PLC	(1,371,510)	1.08%

(765,000,000)	Siemens AG	(1,307,136)	1.03%

(390,219,008)	Atlas Copco AB	(1,272,393)	1.00%

(457,000,000)	Allianz SE	(1,223,026)	0.96%

THE ADVISORS’ INNER CIRCLE FUND III	Chilton Strategic European Equities Fund
July 31, 2018 (Unaudited)

MSCI Pan - Euro Custom Basket of Securities (continued)
		Notional	Percentage
Shares	Description	Amount†	of Basket

(898,856,313)	Bayer AG	(1,211,537)	0.95%

(1,133,858,224)	Sanofi	(1,193,143)	0.94%

(279,182,699)	LVMH Moet Hennessy Louis Vuitton SE	(1,180,533)	0.93%

(118,800,000)	Coloplast A/S	(1,168,254)	0.92%

(106,971,300)	Carlsberg A/S	(1,162,727)	0.91%

(1,628,991,295)	Unilever NV	(1,134,941)	0.89%

(16,153,536,565)	Banco Santander SA	(1,101,553)	0.87%

(4,917,855,706)	GlaxoSmithKline PLC	(1,098,536)	0.86%

(918,478,694)	BASF SE	(1,067,740)	0.84%

(189,171,486)	Orsted A/S	(1,053,535)	0.83%

(1,265,747,064)	AstraZeneca PLC	(1,050,684)	0.83%

(2,517,445,385)	Diageo PLC	(998,393)	0.79%

(671,515,200)	Epiroc AB-A	(996,779)	0.78%

(373,319,587)	ASML Holding NV	(969,289)	0.76%

(761,958,970)	Anheuser-Busch InBev SA	(933,545)	0.73%

(1,122,302,388)	BNP Paribas SA	(884,031)	0.70%

(580,850,610)	Airbus SE	(871,178)	0.69%

(6,539,315)	AP Moller - Maersk A/S	(847,733)	0.67%

(3,658,839,890)	UBS Group AG	(844,630)	0.66%

(962,853,702)	Daimler AG	(805,844)	0.63%

(1,281,082,186)	Unilever PLC	(790,678)	0.62%

(251,554,112)	L’Oreal SA	(745,678)	0.59%

(3,884,758,569)	ING Groep NV	(720,174)	0.57%

(26,623,930,810)	Vodafone Group PLC	(700,682)	0.55%

(428,146,433)	Air Liquide SA	(663,350)	0.52%

(2,585,825,509)	Prudential PLC	(660,409)	0.52%

(3,273,831,423)	Deutsche Telekom AG	(655,465)	0.52%

(151,298,404)	Zurich Insurance Group AG	(652,294)	0.51%

(667,796,859)	Reckitt Benckiser Group PLC	(642,898)	0.51%

(522,000,000)	Cie Financiere Richemont SA	(642,579)	0.51%

(1,993,268,938)	ABB Ltd	(640,499)	0.50%

(71,759,965,313)	Lloyds Banking Group PLC	(635,106)	0.50%

(503,604,133)	Vinci SA	(612,807)	0.48%

(1,941,175,336)	AXA SA	(593,273)	0.47%

(6,667,886,580)	Banco Bilbao Vizcaya Argentaria SA	(593,061)	0.47%

(590,302,800)	Danone SA	(561,365)	0.44%

(907,740,854)	Shire PLC	(558,326)	0.44%

(185,733,180)	Linde AG	(554,771)	0.44%

THE ADVISORS’ INNER CIRCLE FUND III	Chilton Strategic European Equities Fund
July 31, 2018 (Unaudited)

MSCI Pan - Euro Custom Basket of Securities (continued)

		Notional	Percentage
Shares	Description	Amount†	of Basket

(8,133,343,957)	Enel SpA	(548,939)	0.43%

(2,428,211,134)	Credit Suisse Group AG	(548,691)	0.43%

(562,873,821)	Schneider Electric SE	(548,261)	0.43%

(5,735,489,361)	Iberdrola SA	(539,670)	0.42%

(390,219,008)	Epiroc B	(514,479)	0.40%

(188,294,567)	adidas AG	(503,941)	0.40%

(13,480,818,597)	Intesa Sanpaolo SpA	(502,421)	0.40%

(929,644,864)	Koninklijke Philips NV	(493,796)	0.39%

(4,534,024,491)	Telefonica SA	(493,404)	0.39%

(75,767,593)	Kering SA	(488,859)	0.38%

(312,772,189)	Safran SA	(469,326)	0.37%

(17,032,295,781)	Barclays PLC	(469,218)	0.37%

(346,002,862)	NXP Semiconductors NV	(466,757)	0.37%

(3,764,732)	AP Moller - Maersk A/S	(456,777)	0.36%

(438,822,506)	Amadeus IT Group SA	(453,260)	0.36%

(1,090,827,500)	Industria de Diseno Textil SA	(432,937)	0.34%

(2,003,123,525)	UniCredit SpA	(429,791)	0.34%

(324,065,305)	Swiss Re AG	(416,255)	0.33%

(155,027,908)	Muenchener Rueckversicherungs-Gesellschaft AG	(416,224)	0.33%

(970,912,121)	Deutsche Post AG	(414,744)	0.33%

(212,337,274)	Pernod Ricard SA	(414,461)	0.33%

(767,327,857)	Societe Generale SA	(413,768)	0.33%

(1,995,042,449)	Orange SA	(412,560)	0.32%

(185,584,901)	Volkswagen AG	(399,715)	0.31%

(3,437,012,514)	National Grid PLC	(395,296)	0.31%

(1,281,292,937)	Koninklijke Ahold Delhaize NV	(394,406)	0.31%

(958,710,863)	Imperial Brands PLC	(390,999)	0.31%

(415,240,762)	Fresenius SE & Co KGaA	(387,893)	0.31%

(331,097,358)	Bayerische Motoren Werke AG	(387,387)	0.30%

(5,836,193,012)	Nokia OYJ	(384,741)	0.30%

(207,507,050)	Essilor International Cie Generale d’Optique SA	(370,534)	0.29%

(1,581,336,338)	Compass Group PLC	(367,030)	0.29%

(1,135,381,702)	Infineon Technologies AG	(364,031)	0.29%

(1,826,463,758)	Engie SA	(357,024)	0.28%

(836,285,255)	CRH PLC	(349,071)	0.27%

(2,066,773,131)	Deutsche Bank AG	(327,176)	0.26%

(455,181,810)	LafargeHolcim Ltd	(326,148)	0.26%

(1,029,847,054)	Vivendi SA	(323,491)	0.25%

THE ADVISORS’ INNER CIRCLE FUND III	Chilton Strategic European Equities Fund
July 31, 2018 (Unaudited)

MSCI Pan - Euro Custom Basket of Securities (continued)

		Notional	Percentage
Shares	Description	Amount†	of Basket

(259,201,176)	Heineken NV	(317,388)	0.25%

(3,290,328,849)	Standard Chartered PLC	(312,844)	0.25%

(193,000,000)	Deutsche Boerse AG	(307,764)	0.24%

(110,003,291)	Continental AG	(306,625)	0.24%

(8,187,717,309)	Tesco PLC	(301,535)	0.24%

(2,201,099,000)	E.ON SE	(300,353)	0.24%

(3,183,984,783)	BAE Systems PLC	(294,274)	0.23%

(4,066,045,898)	Aviva PLC	(287,659)	0.23%

(252,176,412)	Akzo Nobel NV	(282,239)	0.22%

(8,466,479,263)	BT Group PLC	(280,659)	0.22%

(447,040,000)	Sampo Oyj	(275,111)	0.22%

(178,162,875)	Henkel AG & Co KGaA	(270,366)	0.21%

(499,753,359)	Cie de Saint-Gobain	(269,236)	0.21%

(1,249,446,610)	Cie Generale des Etablissements Michelin SCA	(268,718)	0.21%

(99,712,162)	Unibail-Rodamco SE	(267,852)	0.21%

(171,062,815)	Michelin	(266,489)	0.21%

(215,067,544)	Fresenius Medical Care AG & Co KGaA	(254,217)	0.20%

(965,971,194)	RELX NV	(254,154)	0.20%

(1,071,456,081)	RELX PLC	(251,835)	0.20%

(941,587,676)	Experian PLC	(249,803)	0.20%

(31,670,824)	Hermes International	(242,702)	0.19%

(129,088,479)	Dassault Systemes SE	(233,428)	0.18%

(250,852,235)	KBC Group NV	(233,408)	0.18%

(1,656,126,202)	Rolls-Royce Holdings PLC	(232,424)	0.18%

(337,938,241)	Kone OYJ	(224,371)	0.18%

(1,031,410,338)	SKY PLC	(222,336)	0.17%

(5,955,353,619)	Legal & General Group PLC	(221,388)	0.17%

(1,275,066,864)	WPP PLC	(215,111)	0.17%

(3,588,862,819)	CaixaBank SA	(200,937)	0.16%

(5,475,516)	SGS SA	(200,350)	0.16%

(30,840,000)	Swatch Group AG	(194,139)	0.15%

(1,138,441,810)	Credit Agricole SA	(193,540)	0.15%

(177,433,370)	Renault SA	(189,021)	0.15%

(693,266,919)	Abertis Infraestructuras SA	(180,097)	0.14%

(1,010,836,862)	SSE PLC	(179,368)	0.14%

(25,900,972)	Swisscom AG	(170,524)	0.13%

(105,852,342)	Thales SA	(168,421)	0.13%

(454,181,195)	Atlantia SpA	(163,037)	0.13%

THE ADVISORS’ INNER CIRCLE FUND III	Chilton Strategic European Equities Fund
July 31, 2018 (Unaudited)

MSCI Pan - Euro Custom Basket of Securities (continued)

		Notional	Percentage
Shares	Description	Amount†	of Basket

(129,242,252)	Merck KGaA	(160,706)	0.13%

(203,679,191)	Publicis Groupe SA	(157,526)	0.12%

(300,860,000)	Erste Group Bank AG	(157,338)	0.12%

(148,812,358)	HeidelbergCement AG	(152,908)	0.12%

(67,500,000)	Aena SME SA	(148,419)	0.12%

(100,800,000)	Beiersdorf AG	(142,055)	0.11%

(423,000,001)	ABN AMRO Group NV	(141,849)	0.11%

(1,763,366,516)	Aegon NV	(140,771)	0.11%

(169,556,899)	Luxottica Group SpA	(138,909)	0.11%

(444,183,523)	Fortum OYJ	(135,128)	0.11%

(103,918,350)	Henkel AG & Co KGaA	(134,833)	0.11%

(115,212,067)	Heineken Holding NV	(134,734)	0.11%

(40,716,831)	Schindler Holding AG	(132,968)	0.10%

(126,428,678)	UCB SA	(131,411)	0.10%

(3,562,817,405)	Royal Bank of Scotland Group PLC	(130,004)	0.10%

(153,125,000)	Porsche Automobil Holding SE	(125,447)	0.10%

(356,253,382)	Associated British Foods PLC	(123,751)	0.10%

(567,176,366)	Carrefour SA	(123,267)	0.10%

(483,962,352)	Ferrovial SA	(121,068)	0.10%

(54,000,000)	Kuehne + Nagel International AG	(120,989)	0.10%

(2,275,414,891)	Snam SpA	(118,319)	0.09%

(2,376,749,515)	EDP - Energias de Portugal SA	(117,333)	0.09%

(350,241,269)	Naturgy Energy Group, S.A.	(114,873)	0.09%

(5,492,828,552)	Centrica PLC	(113,976)	0.09%

(213,332,705)	Bouygues SA	(113,526)	0.09%

(217,445,615)	Coca-Cola European Partners PLC	(108,547)	0.09%

(11,402,341,937)	Telecom Italia SpA	(106,385)	0.08%

(472,214,800)	Tenaris SA	(104,433)	0.08%

(80,679,144)	Groupe Bruxelles Lambert SA	(103,745)	0.08%

(220,049,245)	Klepierre SA	(100,475)	0.08%

(548,375,538)	Electricite de France SA	(99,317)	0.08%

(317,625,635)	Endesa SA	(88,895)	0.07%

(941,208,071)	Natixis SA	(81,903)	0.06%

(138,888,750)	Innogy SE	(74,677)	0.06%

(163,100,000)	Evonik Industries AG	(73,039)	0.06%

(629,833,662)	International Consolidated Airlines Group SA	(70,813)	0.06%

(32,459,880)	Volkswagen AG	(68,020)	0.05%

(55,820,250)	Swatch Group AG	(64,488)	0.05%

THE ADVISORS’ INNER CIRCLE FUND III	Chilton Strategic European Equities Fund
July 31, 2018 (Unaudited)

MSCI Pan - Euro Custom Basket of Securities (concluded)

		Notional	Percentage
Shares	Description	Amount†	of Basket

(20,123,236)	Schindler Holding AG	(63,836)	0.05%

(54,809,404)	Bayerische Motoren Werke AG	(54,907)	0.04%

(871,897,907)	Bollore SA	(49,125)	0.04%

(6,027,791,699)	Telecom Italia SpA	(48,614)	0.04%

(171,654,619)	CNP Assurances	(48,576)	0.04%

(1,007,766,248)	Bankia SA	(48,068)	0.04%

(35,243,588)	MAN SE	(47,848)	0.04%

(152,111,311)	Proximus SADP	(45,047)	0.03%

(6,313,966)	Puma SE	(38,326)	0.03%

(932,490,561)	Banca Intesa	(36,007)	0.03%

(38,696,889)	RTL Group SA	(34,905)	0.03%

(158,212,717)	Ryanair Holdings PLC	(31,565)	0.02%

Total		(127,093,304)	100.00%

† Notional value is denominated in Euro.

The following is a list of the level of inputs used as of July 31, 2018 in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$531,476,905	$—	$—	$531,476,905
Preferred Stock	19,691,520	—	—	19,691,520

Total Investments in Securities	$551,168,425	$—	$—	$551,168,425

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(198,634,734)	$—	$—	$(198,634,734)

Total Securities Sold Short	$(198,634,734)	$—	$—	$(198,634,734)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency
Contracts*
Unrealized Appreciation	$—	$88,677	$—	$88,677
Unrealized Depreciation	—	(2,490,408)	—	(2,490,408)
Total Return Swaps*
Unrealized Appreciation	—	12,406,908	—	12,406,908

Total Other Financial Instruments	$—	$10,005,177	$—	$10,005,177

* Forward foreign currency contracts and total return swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the end of the reporting period. As of July 31, 2018, there were transfers from Level 2 to Level 1 assets and liabilities. As of July 31, 2018, the Fund did not hold any Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CHL-QH-001-0400

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2018